Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 10. Commitments and Contingencies

Lease Agreements

The Company is part of a membership agreement for shared office space and can cancel at any time. Rent expense was approximately $21 thousand and $8 thousand for the three months ended March 31, 2025 and 2024, respectively.

Litigation

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business.

2024 Securities Class Action Lawsuit

On July 5, 2024, Forrest A K Wells (the “Plaintiff”), a purported stockholder of the Company, filed a putative class action complaint in the United States District Court for the State of Colorado, captioned Wells v. SeaStar Medical Holding Corporation et al, Case No. 1:24-cv-0187 (D. Colorado) (the “Class Action”). The Class Action alleges that the Company, its Chief Executive Officer and former Chief Financial Officer made or caused to be made material misstatements or omissions regarding the Company’s business and operations, allegedly culminating in the Company’s restatement of its consolidated financial statements, disclosed in a Form 8-K and filed on March 27, 2024. The Class Action asserts claims pursuant to the Securities Exchange Act of 1934, including Section 10(b), Rule 10b-5 promulgated thereunder and Section 20(a). The Class Action seeks to recover, among other remedies, compensatory damages. The Company intends to vigorously defend the action.

The Company has not recognized a contingent liability for this Class Action event as it does not qualify for the recognition criteria under ASC 450 - Contingencies.

Note 13. Commitments and Contingencies

License and distribution agreement

On December 27, 2022, the Company entered into a license and distribution agreement (“the Distribution Agreement”) with Nuwellis, Inc., appointing Nuwellis as the exclusive distributor to promote, advertise, market, distribute and sell the SCD in the United States. The Company received a potentially refundable upfront payment of $0.1 million on January 3, 2023. The Company also received milestone payments in the amount of approximately $0.5 million for obtaining FDA approval . The term of the Distribution Agreement was for three years. The Distribution Agreement was amended in December 2023, removing the potential to require refund of the $0.1 million up-front payment by licensee to the Company, while extending certain milestone payment owed to the Company upon certain regulatory achievements.

In May 2024, the Company provided notice to Nuwellis that Nuwellis had breached the Distribution Agreement and that the Distribution Agreement would terminate effective August 18, 2024. Nuwellis disputed the validity of the termination and on October 20, 2024, the Company entered into a confidential settlement agreement and release with Nuwellis, pursuant to which the Company agreed to pay Nuwellis an aggregate of $900 thousand, payable in three installments through December 31, 2024. The Company paid the first installment of $500 thousand on October 22, 2024, with the final payment of $0.2 million on December 31, 2024. As of December 31, 2024, the Company had fulfilled all of its obligations to Nuwellis.

Lease agreements

The Company is part of a membership agreement for shared office space and can cancel at any time, consisting of office space and new to 2024, dedicated space for warehousing and assembly of SCDs. Rent expense was approximately $43 thousand and $32 thousand for the years ended December 31, 2024 and 2023.

Litigation

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business.

In connection with the Business Combination, LMAO proposed, for stockholder approval, various amendments to its Amended and Restated Certificate of Incorporation, which included among other things a proposal to increase the authorized shares of common stock.  A purported stockholder sent a Stockholder Litigation Demand letter (the “Demand”) to the Board of Directors of LMAO alleging that the Delaware General Corporation Law required a separate class vote of the Class A common stockholders to increase the authorized shares of common stock.  Following receipt of the Demand, the Company canceled and withdrew the proposal to increase the authorized shares of common stock.

The stockholder’s counsel thereafter demanded that the Company pay counsel fees for the purported benefit conferred upon the Company’s shareholders by causing the Company to withdraw the allegedly invalid proposal to increase the authorized shares of common stock. The Company paid approximately $0.2 million for a legal settlement during the year ended December 31, 2023.

On July 5, 2024, Forrest A K Wells (the “Plaintiff”), a purported stockholder of the Company, filed a putative class action complaint in the United States District Court for the State of Colorado, captioned Wells v. SeaStar Medical Holding Corporation et al, Case No. 1:24-cv-0187 (D. Colorado) (the “Class Action”). The Class Action alleges that the Company, its Chief Executive Officer and former Chief Financial Officer made or caused to be made material misstatements or omissions regarding the Company’s business and operations, allegedly culminating in the Company’s restatement of its consolidated financial statements, disclosed in a Form 8-K and filed on March 27, 2024. The Class Action asserts claims pursuant to the Securities Exchange Act of 1934, including Section 10(b), Rule 10b-5 promulgated thereunder and Section 20(a). The Class Action seeks to recover, among other remedies, compensatory damages. On March 4, 2025, the Plaintiff filed an amended complaint. The Company intends to vigorously defend the action.

On December 13, 2024, Jose Lazo, a purported stockholder of the “Company, filed a putative stockholder derivative action complaint captioned Lazo v. Schlorff et. al., C.A. No. 1:24-cv-3444 in the United States District Court for the District of Colorado (the “Derivative Action”). The factual allegations of the Derivative Action are substantially similar to the Class Action. On January 30, 2025, upon joint motion of the parties, the Court stayed the Derivative Action pending the Court’s resolution of an anticipated motion to dismiss to be filed in the Class Action.